Derivative Instruments (Details 3) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Interest Rate Contract [Member] | Derivatives - hedged risk [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	$ (718)	$ 632
Interest Rate Contract [Member] | Hedged Items [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	800	(498)
Interest Rate Contract [Member] | Hedge ineffectiveness [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	(9)	28
Interest Rate Contract [Member] | Excluded components [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	91	106
Interest Rate Contract [Member] | Fair Value Hedging [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	82	134
Foreign Exchange Contract [Member] | Derivatives - hedged risk [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	(3,206)	1,647
Foreign Exchange Contract [Member] | Hedged Items [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	3,124	(1,657)
Foreign Exchange Contract [Member] | Hedge ineffectiveness [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	0	0
Foreign Exchange Contract [Member] | Excluded components [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	(82)	(10)
Foreign Exchange Contract [Member] | Fair Value Hedging [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	(82)	(10)
Commodity Contract [Member] | Derivatives - hedged risk [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	(73)	(455)
Commodity Contract [Member] | Hedged Items [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	433	396
Commodity Contract [Member] | Hedge ineffectiveness [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	(1)	0
Commodity Contract [Member] | Excluded components [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	361	(59)
Commodity Contract [Member] | Fair Value Hedging [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	360	(59)
Derivatives - hedged risk [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	(3,997)	1,824
Hedged Items [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	4,357	(1,759)
Hedge ineffectiveness [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	(10)	28
Excluded components [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	370	37
Fair Value Hedging [Member]
Fair value hedge gains and losses [Abstract]
Total income statement impact	$ 360	$ 65